PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2013	2014
Cost
Buildings and plant	$235,690,310	$233,230,935
Machinery and equipment	355,429,064	351,409,724
Furniture, fixtures and equipment	21,329,752	18,469,913
Motor vehicles	262,562	257,408
Less: Accumulated depreciation	(145,031,744)	(169,264,463)
Property, plant and equipment, net	$467,679,944	$434,103,517
Construction in process	20,824,239	124,902,602

Total	$488,504,183	$559,006,119